Debt Other (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
Debt Instrument [Line Items]
Long-term Debt, Maturities, Repayments of Principal in Next Twelve Months	$ 526,310
Long-term Debt, Maturities, Repayments of Principal in Year Two	586,323
Long-term Debt, Maturities, Repayments of Principal in Year Three	417,812
Long-term Debt, Maturities, Repayments of Principal in Year Four	1,190,538
Long-term Debt, Maturities, Repayments of Principal in Year Five	1,446,576
Long-term Debt, Maturities, Repayments of Principal after Year Five	4,341,101
Debt Instrument, Unamortized Premium	20,584
Total Secured and Unsecured Debt	$ 8,529,244